Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Feb. 22, 2022	May 22, 2018	Jul. 25, 2017	Feb. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding					45,484,310	42,780,186	42,465,669	42,430,069
Gross proceeds		$ 57.0	$ 64.4
Event After Reporting Period [member] | CalyxtInc [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	42,718,930
Gross proceeds	$ 10.0
Placement and agent fees	$ 0.9
Event After Reporting Period [member] | CalyxtInc [member] | Underwritten Offering [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued				3,880,000
Number of prefunded warrants issued				3,880,000
Number of common warrants issued				7,760,000
Exercise price of prefunded warrants				$ 0.0001
Exercise price of common warrants				1.41
Aggregate public offering price				$ 1.41
Pre Funded Calyst Warrants Are Fully Exercised [Member] | Cellectis [member]
Disclosure of non-adjusting events after reporting period [line items]
Decrease in ownership interest	51.40%
All Warrants Are Fully Exercised [Member] | Cellectis [member]
Disclosure of non-adjusting events after reporting period [line items]
Decrease in ownership interest	44.10%